Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Summary of the Major Components of the Company's Income Tax Expense

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2014	2013	2012

Current income tax expense	$208	$38	$12

Deferred income tax expense
Origination and reversal of temporary differences	317	183	144
Effect of tax rate increases	–	7	11
Effect of hedge of net investment in foreign subsidiaries	42	29	(9)
Tax credits	–	–	(4)
Other	(5)	(7)	(2)

Total deferred income tax expense	354	212	140

Total income taxes	$562	$250	$152

Income before income tax expense
Canada	$1,269	$1,019	$464
Foreign	769	106	172

Total income before income tax expense	$2,038	$1,125	$636

Income tax expense
Current
Canada	$50	$4	$6
Foreign	158	34	6

Total current income tax expense	208	38	12

Deferred
Canada	292	256	120
Foreign	62	(44)	20

Total deferred income tax expense	354	212	140

Total income taxes	$562	$250	$152

Components of Deferred Income Tax Assets and Liabilities

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2014	2013

Deferred income tax assets
Restructuring liability	$7	$16
Amount related to tax losses carried forward	28	96
Liabilities carrying value in excess of tax basis	214	66
Future environmental remediation costs	32	31
Tax credits carried forward including minimum tax	20	72
Other	69	46

Total deferred income tax assets	370	327

Deferred income tax liabilities
Properties carrying value in excess of tax basis	3,052	2,847
Other long-term assets carrying value in excess of tax basis	–	9
Other	35	30

Total deferred income tax liabilities	3,087	2,886

Total net deferred income tax liabilities	2,717	2,559
Current deferred income tax assets	56	344

Long-term deferred income tax liabilities	$2,773	$2,903

Expected Income Tax Expense Reconciled To Income Tax Expense

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2014	2013	2012

Statutory federal and provincial income tax rate	26.31%	26.32%	26.09%

Expected income tax expense at Canadian enacted statutory tax rates	$536	$296	$166
Increase (decrease) in taxes resulting from:
Items not subject to tax	(5)	(6)	(4)
Canadian tax rate differentials	(1)	(1)	(1)
Foreign tax rate differentials	36	(36)	(17)
Effect of tax rate increases	–	7	11
Tax credits	–	–	(4)
Other	(4)	(10)	1

Income tax expense	$562	$250	$152

Reconciliation of Uncertain Tax Positions In Relation To Unrecognized Tax Benefits for Canada and the United States

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2014:

(in millions of Canadian dollars)	2014	2013	2012

Unrecognized tax benefits at January 1	$16	$19	$19
Increase in unrecognized:
Tax benefits related to the current year	2	4	2
Dispositions:
Gross uncertain tax benefits related to prior years	(1)	(7)	(2)

Unrecognized tax benefits at December 31	$17	$16	$19